Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature
Schedule of cost of sales, selling and distribution and general and administrative expenses

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
Cost of inventories (Note 14(a))	6,870,976	6,859,362	4,292,806	9,099,543
Payroll and employee benefits (i)	864,693	819,592	580,801	1,475,943
Rental and related expenses	33,354	69,174	80,847	279,429
Depreciation and amortization (ii)	389,871	391,167	285,241	808,694
Licensing expenses	149,612	249,437	178,241	420,895
Promotion and advertising expenses	242,681	315,976	246,883	572,435
Logistics expenses	272,363	295,933	203,024	535,021
Travelling expenses	66,172	66,544	45,827	121,506
Other expenses	384,730	312,677	198,561	494,684
Total cost of sales, selling and distribution and general and administrative expenses	9,274,452	9,379,862	6,112,231	13,808,150

Notes:

(i)	Payroll and employee benefits are analyzed as follows:
(ii)	Depreciation and amortization are analyzed as follows:

Schedule of payroll and employee benefits

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
Salaries, wages and bonus	666,968	657,236	463,208	1,202,421
Contributions to social security contribution plan	77,903	75,168	53,977	140,311
Welfare expenses	36,987	24,306	17,184	48,027
Equity-settled share-based payment expenses (Note 23)	82,835	62,882	46,432	85,184
	864,693	819,592	580,801	1,475,943

Schedule of depreciation and amortization

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
Property, plant and equipment (Note 11)	58,865	70,706	59,652	157,214
Right-of-use assets (Note 12)	309,606	334,193	239,787	684,462
Less: amount capitalized as construction in progress	—	(33,907)	(22,604)	(45,210)
Intangible assets	21,400	20,175	8,406	12,228
	389,871	391,167	285,241	808,694